PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT, NET
Schedule of Property and Equipment, net

	As of December 31,
	2021	2020
Capitalized software	$27,606	$19,326
Computer equipment	749	655
Furniture and office equipment	428	357
Leasehold improvements	233	233
Capitalized software development in process	1,218	4,898
Total property and equipment	30,234	25,469
Less: accumulated depreciation and amortization	(21,360)	(16,313)
Total property and equipment, net	$8,874	$9,156